UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21740

            CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC
               (Exact name of registrant as specified in charter)

                          11 MADISON AVENUE, 13TH FLOOR
                               NEW YORK, NY 10010
               (Address of principal executive offices) (Zip code)

                                   PFPC, INC.
                         301 BELLEVUE PARKWAY, 2ND FLOOR
                              WILMINGTON, DE 19809
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-325-2000

                        Date of fiscal year end: MARCH 31

                  Date of reporting period: SEPTEMBER 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

            CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                          FOR THE PERIOD APRIL 1, 2005
                          (COMMENCEMENT OF OPERATIONS)
                              TO SEPTEMBER 30, 2005
                                    UNAUDITED

            CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC
                              FINANCIAL STATEMENTS
                                    UNAUDITED

                                    CONTENTS

Schedule of Investments ................................................       1

Statement of Assets, Liabilities and Members' Capital ..................       2

Statement of Operations ................................................       3

Statement of Changes in Members' Capital ...............................       4

Statement of Cash Flows ................................................       5

Notes to Financial Statements ..........................................       6

Other Information ......................................................      12

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          PERCENTAGE
                                                          LIQUIDITY**    OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS * ^ #  89.06%                                CAPITAL            COST             FAIR VALUE
CONVERTIBLE ARBITRAGE
Context Convertible Arbitrage Fund, L.P.                  Quarterly             10.33%      $ 1,000,000        $ 1,009,838
Fore Convertible Fund, L.P.                               Quarterly             10.19%        1,000,000            996,152
Harbert Convertible Arbitrage Fund, L.P.                  Quarterly              9.77%        1,000,000            955,930
                                                                          -----------       -----------        -----------
                                                                                30.29%        3,000,000          2,961,920
                                                                          -----------       -----------        -----------

EQUITY MARKET NEUTRAL
Two Sigma Spectrum U.S. Fund, L.P.                        Quarterly             10.83%        1,000,000          1,059,501
                                                                          -----------       -----------        -----------

FIXED INCOME ARBITRAGE
Concordia I, L.P. Class L                                  Monthly              10.06%        1,000,000            983,816
                                                                          -----------       -----------        -----------

GLOBAL INTEREST RATE
Global Interest Rate Hedged Fund, Ltd                      Monthly              10.51%        1,000,000          1,027,458
                                                                          -----------       -----------        -----------

MULTI-STRATEGY
AQR Absolute Return Institutional Fund, L.P.              Quarterly              5.39%          500,000            527,005
Amaranth Capital Partners, LLC Series 9976                Quarterly             11.38%        1,000,000          1,113,032
Stark Investments, L.P.                                   Quarterly             10.60%        1,000,000          1,036,640
                                                                          -----------       -----------        -----------
                                                                                27.37%        2,500,000          2,676,677
                                                                          -----------       -----------        -----------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS * ^ # (COST $ 8,500,000)                                                    8,709,372
                                                                                                               -----------

OTHER ASSETS, LESS LIABILITIES 10.94%                                                                            1,069,691
                                                                                                               -----------

MEMBERS' CAPITAL 100.00%                                                                                       $ 9,779,063
                                                                                                               ===========

*  - Fair valued investments.

** - Available frequency of redemptions after expiration of lock-up provisions, where applicable.

# -  Non-income producing securities.

^ - Securities are issued in private placement transactions and as such are restricted as to resale.

Total cost and value of restricted securities as of September 30, 2005 was $8,500,000 and $8,709,372, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in Portfolio Funds, at fair value (cost $8,500,000)                 $8,709,372
Cash                                                                               422,198
Investment in Portfolio Fund paid in advance                                       750,000
Interest receivable                                                                  2,154
Other assets                                                                           673
                                                                                ----------
       TOTAL ASSETS                                                              9,884,397
                                                                                ----------

LIABILITIES
Payable for fund units redeemed                                                      1,500
Management fees payable                                                             24,161
Professional fees payable                                                           59,087
Accounting and administration fees payable                                          17,344
Custodian fees payable                                                               1,180
Board of Managers' fees payable                                                      1,050
Other liabilities                                                                    1,012
                                                                                ----------
       TOTAL LIABILITIES                                                           105,334
                                                                                ----------

             MEMBERS' CAPITAL                                                   $9,779,063
                                                                                ==========

MEMBERS' CAPITAL                                                                $9,779,063
                                                                                ==========

Units Outstanding ($0.001 par value; unlimited number of units authorized)          97,500
Net Asset Value per Unit (Offering and Redemption price per Unit)               $   100.30

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest                                                          $   5,002
                                                                      ---------

EXPENSES
    Management fees                                                      53,722
    Accounting and administration fees                                   65,733
    Professional fees                                                    60,000
    Custodian fees                                                        4,770
    Board of Managers' fees                                               2,850
    Miscellaneous fees                                                    1,974
                                                                      ---------
       TOTAL EXPENSES                                                   189,049
                                                                      ---------
       NET INVESTMENT LOSS                                             (184,047)
                                                                      ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
       Net realized gain on investments                                   4,036
       Net change in unrealized appreciation on investments             209,372
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         213,408
                                                                      ---------

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS            $  29,361
                                                                      =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBERS' CAPITAL FROM OPERATIONS
       Net investment loss                                                       $  (184,047)
       Net realized gain on investments                                                4,036
       Net change in unrealized appreciation on investments                          209,372
                                                                                 -----------

       NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                     29,361
                                                                                 -----------

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                                       9,700,000
       Capital withdrawals                                                           (50,298)
                                                                                 -----------

       NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS        9,649,702
                                                                                 -----------

TOTAL INCREASE IN MEMBERS' CAPITAL                                                 9,679,063
                                                                                 -----------

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                                100,000
                                                                                 -----------
MEMBERS' CAPITAL, END OF PERIOD                                                  $ 9,779,063
                                                                                 ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations               $    29,361
   Adjustments to reconcile net increase in members' capital resulting from operations to net cash used by operating activities:
      Purchases of Portfolio Funds                                           (9,500,000)
      Sales of Portfolio Funds                                                1,004,036
      Increase in investment in Portfolio Fund paid in advance                 (750,000)
      Increase in interest receivable                                            (2,154)
      Increase in other assets                                                     (673)
      Increase in management fees payable                                        24,161
      Increase in professional fees payable                                      59,087
      Increase in accounting and administration fees payable                     17,344
      Increase in custodian fees payable                                          1,180
      Increase in Board of Managers' fees payable                                 1,050
      Increase in other liabilities                                               1,012
      Net realized gain on investments                                           (4,036)
      Net change in unrealized appreciation on investments                     (209,372)
                                                                            -----------
       NET CASH USED BY OPERATING ACTIVITIES                                 (9,329,004)
                                                                            -----------

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
   Capital contributions                                                      9,700,000
   Capital withdrawals, net of payable for fund units redeemed                  (48,798)
                                                                            -----------
       NET CASH PROVIDED BY FINANCING ACTIVITIES                              9,651,202
                                                                            -----------

NET INCREASE IN CASH                                                            322,198
Cash at beginning of period                                                     100,000
                                                                            -----------
Cash at end of period                                                       $   422,198
                                                                            ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

CSFB Alternative Capital Relative Value Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers") based on relative value strategies such as convertible arbitrage, fixed income arbitrage, emerging markets, equity market neutral and multi-strategy arbitrage globally. Portfolio Funds employing relative value strategies seek to exploit anomalies in the pricing of related securities. Many of these strategies utilize quantitative methods and historical relationships to predict future price movements.

The Master Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers as described under the 1940 Act. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of five master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are fifteen registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "CSFB Funds").

On March 28, 2005, the Board approved an investment advisory agreement with CSFB Alternative Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse First Boston, LLC, is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to all five of the master funds included in the CSFB Funds.

On February 24, 2005, Credit Suisse First Boston Private Equity, Inc., an affiliate of the Investment Adviser, provided the Master Fund's seed capital contribution of $100,000. The Master Fund commenced operations on April 1, 2005. The Master Fund's fiscal year ends March 31.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Master Fund's interest were redeemed or sold at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each fiscal period end ordinarily will be the value determined as of such fiscal period end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $8,709,372, which is 100.00% of the Master Fund's investments at September 30, 2005, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

B. INVESTMENT INCOME

Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment has been recovered through previous redemptions from its investment in such Portfolio Funds.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FUND EXPENSES

The Master Fund will bear all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; custodial fees; insurance; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. Costs associated with the formation of the Master Fund, primarily legal and other professional fees, were approximately $61,000 and were borne by the Investment Adviser.

D. FEDERAL INCOME TAXES

The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign Members, the Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

E. CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2005, the Master Fund held $422,198 in an interest bearing cash account at PNC Bank.

3. ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited against the capital accounts of the Members.

4. INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee") as amended, at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The annual management fee was amended from an annual rate of 1.25% of aggregate value of its

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

--------------------------------------------------------------------------------

4.  INVESTMENT   ADVISORY  SERVICES  AND  OTHER   TRANSACTIONS  WITH  AFFILIATES
(CONTINUED)

outstanding interests determined as of the last day of each month for the period as of April 1, 2005 through June 30, 2005 to an amended annual rate of 1.00% of the aggregated value of its outstanding interests effective as of July 1, 2005.

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the CSFB Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the CSFB Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Master Fund's administrator pursuant to the Administration Agreement between PFPC and the Master Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Administration Agreement, the Master Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund.

5. SECURITY TRANSACTIONS

During the six months ended September 30, 2005, aggregate purchases of Portfolio Funds amounted to $9,500,000 and aggregate sales of Portfolio Funds amounted to $1,004,036.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the period April 1, 2005 to September 30, 2005.

6. PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any, charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser.

As of September 30, 2005 the Master Fund had investments in Portfolio Funds valued at $8,709,372, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 3.00% (per annum) of the net assets and performance fees or allocations of 20.00% to 30.00% of net profits earned. The Portfolio Funds provide for periodic redemption, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after any lock-up provisions.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund.

The Master Fund itself does not invest in securities with off-balance sheet risk. Because of the limitation on rights of redemption and the fact that the Master Fund's units will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Investment Adviser may invest the Master Fund's assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance. Although the Master Fund may offer to repurchase units from time to time, there can be no assurance such offers will be made with any regularity.

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to quarterly, and may be subject to various lock-up provisions and early withdrawal fees.

8. REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Master Fund offer to repurchase interests from members quarterly as of the last business day of March, June, September and December. Although the Master Fund has not offered to repurchase any interests from Members to date, it is expected generally to begin to offer to repurchase interests on March 31, 2006.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

--------------------------------------------------------------------------------

9. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

10. CAPITAL UNIT TRANSACTIONS

Transactions of units were as follows for the six months ended September 30, 2005:

    Number of units issued                   97,011.494
    Number of units redeemed                   (511.494)
                                            -----------
    Net increase in units outstanding        96,500.000
    Units outstanding, beginning of period    1,000.000
                                            -----------
    Units outstanding, end of period         97,500.000
                                            ===========

11. FINANCIAL HIGHLIGHT INFORMATION

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly Members' capital. The ratios do not reflect the Master Fund's proportionate share of income and expenses from Portfolio Funds. The total return amount has not been annualized.

FOR THE PERIOD APRIL 1, 2005 (a) TO SEPTEMBER 30, 2005

PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of period                     $100.00
                                                            -------
   Income from investment operations:
     Net investment loss (b)                                  (1.89)
     Net realized and unrealized gain on investments           2.19
                                                            -------
     Total from investment operations                          0.30
                                                            -------
   Net asset value, end of period                           $100.30
                                                            =======

TOTAL RETURN (not annualized)                                  0.30%
                                                            =======

RATIOS/SUPPLEMENTAL DATA:
ANNUALIZED RATIOS TO AVERAGE MEMBERS' CAPITAL :
     Operating expenses (c)                                    3.94%

     Net investment loss                                      (3.83)%

PORTFOLIO TURNOVER (not annualized)                           10.82%

MEMBERS' CAPITAL, END OF PERIOD (000's)                     $ 9,779
AVERAGE MEMBERS' CAPITAL (000's)                            $ 9,575

(a)   Commencement of operations.

(b)   Calculated using average units outstanding during the period.

(c)   Expenses of Portfolio Funds are not included in the expense ratio.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds"("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the second quarter and the fourth quarter of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT

Pursuant to the terms of an investment advisory agreement entered into between each master fund included in the CSFB Funds (each a "Master Fund" and collectively, the "Master Funds") and the Adviser dated as of March 28, 2005 (the "Advisory Agreement"), the Investment Adviser is responsible for developing, implementing and supervising a Master Fund's continuous investment program in a manner consistent with the investment objective and policies of the Master Fund, and in connection therewith shall regularly provide investment advice and recommendations to each Master Fund with respect to its investments, investment policies and purchases and sales of securities and shall arrange for the purchase and sale of such securities.

As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreements, each Master Fund will pay the Investment Adviser a quarterly fee (the "Management Fee") computed at the annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of the month and payable each calendar quarter (before any repurchases of interests). The Advisory

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

--------------------------------------------------------------------------------

APPROVAL OF AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT (CONTINUED)

Agreements were approved by the Master Fund Board (including a majority of each Master Fund Board's Independent Managers), at a meeting held in person on March 28, 2005, and were approved on March 28, 2005 by the sole interest holder, an affiliate of the Investment Adviser of each Master Fund. As discussed further below, the Advisory Agreements were amended on June 23, 2005 by the Master Fund Board at an in-person meeting to reduce the management fee to its present level. The Advisory Agreements' initial term is from March 28, 2005 through March 28, 2007, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Master Fund Board or by vote of a majority of the outstanding voting securities of each Master Fund, provided that in either event the continuance is also approved by a majority of each Master Fund's Independent Managers by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days' prior written notice by the Master Fund Board, by vote of a majority of the outstanding interests of a Master Fund, or by the Adviser. The Advisory Agreement also provides that it will terminate automatically in the event of its "assignment," as defined by the 1940 Act and the rules thereunder if consent is not obtained by the holders of a majority of the outstanding voting interests of a Master Fund.

When considering the initial approval of the Advisory Agreements between a Master Fund and the Investment Adviser, the Master Fund Board considered, among other information, the following:

-     A report comparing the fees and anticipated expenses of a Master Fund;

-     Information on a relevant peer group of registered funds of Hedge Funds;

- The economic outlook and the general investment outlook in the relevant financial markets;

- The Investment Adviser's results and the financial condition and resources of Credit Suisse Group;

-     Arrangements regarding the distribution of Fund Units;

-     The procedures used to determine the fair value of Master Fund assets;

-     The Adviser's  anticipated  management of the relationship with the Master
      Funds'   administrator,   custodian  and  independent   registered  public
      accounting firm;

- The resources devoted to the Investment Adviser's compliance efforts undertaken on behalf of the private funds it manages and its efforts in regard to its first registered investment companies;

- The quality, nature, cost and character of the administrative and other non-investment management services provided by the Investment Adviser and its affiliates;

-     Investment management staffing; and

- Anticipated operating expenses (including transfer agency expenses) to be paid to third parties.

In evaluating each Advisory Agreement between a Master Fund and the Investment Adviser, the Master Fund Board reviewed material furnished by the Adviser at the Master Fund Board meetings held on March 9, 2005 and March 28, 2005, including the above referenced considerations and information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Advisory Agreements. The Master Fund Board also took into account the time and attention to be devoted by the investment committee and other investment professionals of the Adviser to each Master Fund and related CSFB Funds in the fund complex.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

--------------------------------------------------------------------------------

APPROVAL OF AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT (CONTINUED)

The Master Fund Board evaluated the level of skill required to manage each Master Fund and concluded that resources available at the Adviser were appropriate to effectively fulfill the duties of the Adviser on behalf of each Master Fund. The Master Fund Board also considered the business reputation of the Adviser and Credit Suisse Group, and concluded that the Adviser would be able to meet any reasonably foreseeable obligations under the Advisory Agreements.

The Master Fund Board received information and a presentation concerning the investment philosophy and investment process to be applied by the Adviser in managing each Master Fund. In this regard, the Master Fund Board considered the Adviser's in-house research capabilities and proprietary databases of Portfolio Fund Manager information, as well as other resources available to the Adviser's personnel, including research as a result of investments effected for other investment advisory clients. The Master Fund Board concluded that the Investment Adviser's investment process, research capabilities and philosophy are well suited to each Master Fund, given each such Master Fund's investment objective and policies.

The Master Fund Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreements. Nor are the items described herein all encompassing of the matters considered by the Independent Managers. In assessing the information provided by the Adviser and its affiliates, the Master Fund Board also took into consideration the benefits to Members of investing in a Master Fund advised by an experienced fund of Hedge Funds investment manager, which is itself part of a global financial services provider.

Based on its consideration of all factors that it deemed material and assisted by the advice of its counsel, the Master Fund Board concluded that the approval of each Advisory Agreement, including the fee structure (described in the Prospectus), was in the interests of each Master Fund's Members.

When considering the June 23, 2005 amendment of the Advisory Agreement, the Board reviewed the Investment Adviser's request to reduce the Management Fee, paid at the Master Fund level. In evaluating the proposed changes to the Management Fee, the Board considered the nature and quality of the management services, the reasonableness of the fee, and competitive positioning of the Management Fee. The Board then reviewed the administrative services provided by the Adviser to the Master Funds and the feeder funds that are registered investment companies pursuant to, respectively, the Advisory Agreement and the Services Agreement with those feeder funds and the allocation of those fees. In determining to reduce the Management Fee, the Board noted that the reduction would not diminish the nature or quality of advisory services provided to the Master Funds.

CSFB ALTERNATIVE CAPITAL RELATIVE VALUE MASTER FUND, LLC

--------------------------------------------------------------------------------

APPROVAL OF AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT (CONTINUED)

The Board relied upon representation of the Adviser that a greater portion of services provided under the Investment Advisory Agreement should be provided under the Services Agreement to certain of the feeder funds because they were more administrative in nature. The Board also relied upon representations from the Investment Adviser concerning the reasonableness of the reallocation of those services and related fees to the Services Agreement.

The Board concluded that, at current asset levels, based on representations of the Adviser, the fee structure and the new apportionment of fees between each feeder fund to the Master Fund is reasonable. The Board requested the Investment Adviser, on an annual basis, provide an assessment of costs and profitability, so that the Board may further examine whether breakpoints should be added based on economies of scale arising from asset growth.

In addition, the Board noted the differential between the expense ratios of feeder funds for taxable investors that also invest in the Master Funds. The Board considered and noted the Investment Adviser's representation that such differential arises from differing Service Fee levels between the feeder funds.

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for closed-end management investment companies until fiscal year ending after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

ITEM 12. EXHIBITS.

(a)(1) The information required by this Item is only required in an annual report on Form N-CSR.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CSFB Alternative Capital Relative Value Master Fund, LLC
             ------------------------------------------------------------------

By (Signature and Title)* /s/ James Vos
                          -----------------------------------------------------
                          James Vos, President and Chairman of the Board (Principal Executive Officer)

Date         December 8, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James Vos
                          -----------------------------------------------------
                          James Vos, President and Chairman of the Board (Principal Executive Officer)

Date         December 8, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)* /s/ Edward Poletti
                          -----------------------------------------------------
                          Edward Poletti, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date         December 8, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.